Consolidated Statements of Operations - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from government contract	$ 0			$ 2,789,484			$ 2,489,145	$ 3,090,161	$ 3,954,576	$ 0
Operating expenses:
Research and development	5,043,504			7,402,884			15,127,090	16,105,480	23,713,602	20,720,766
General and administrative	1,329,711			1,241,176			4,559,346	3,784,559	5,385,254	6,022,173
Total operating expenses	6,373,215			8,644,060			19,686,436	19,890,039	29,098,856	26,742,939
Loss from operations	(6,373,215)			(5,854,576)			(17,197,291)	(16,799,878)	(25,144,280)	(26,742,939)
Other income (expense):
Interest income	54,301			53,191			150,943	91,611	173,359	776,177
Interest expense	0			(14,083)			0	(21,375)	(21,375)	0
Total other income (expense)	54,301			39,108			150,943	70,236	151,984	776,177
Net loss	$ (6,318,914)	$ (5,369,783)	$ (5,357,651)	$ (5,815,468)	$ (5,064,042)	$ (5,850,132)	$ (17,046,348)	$ (16,729,642)	$ (24,992,296)	$ (25,966,762)
Basic and diluted:
Net loss per common share (in dollars per share)	$ (0.31)			$ (0.91)			$ (0.97)	$ (4.52)	$ (4.82)	$ (14.29)
Weighted average shares outstanding (in shares)	20,287,203			6,404,797			17,494,429	3,701,145	5,187,038	1,817,282